UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2003
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: 49154
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE


                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
ALCOA INC                      	COM 	013817101      228	6000	 SH 	      SOLE 	   	   6000
ALLEGHENY TECHNOLOGIES INC     	COM 	01741R102      1058	80000	 SH 	      SOLE 	   	   80000
AMERICAN INTL GROUP INC        	COM 	026874107      22247	335650	 SH 	      SOLE 	   	   335650
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      1067	76957	 SH 	      SOLE 	   	   76957
ANALOG DEVICES INC             	COM 	032654105      989	21658	 SH 	      SOLE 	   	   21658
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      523	13200	 SH 	      SOLE 	   	   13200
BANK AMER CORP                 	COM 	060505104      249	3100	 SH 	      SOLE 	   	   3100
BRISTOL MYERS SQUIBB CO        	COM 	110122108      315	11000	 SH 	      SOLE 	   	   11000
CHEVRONTEXACO CORP             	COM 	166764100      419	4850	 SH 	      SOLE 	   	   4850
CHIPPAC INC                    	COM 	169657103      429	56561	 SH 	      SOLE 	   	   56561
CINERGY CORP                   	COM 	172474108      433	11150	 SH 	      SOLE 	   	   11150
CISCO SYS INC                  	COM 	17275R102      677	27874	 SH 	      SOLE 	   	   27874
CITIGROUP INC                  	COM 	172967101      986	20316	 SH 	      SOLE 	   	   20316
COCA COLA CO                   	COM 	191216100      356	7025	 SH 	      SOLE 	   	   7025
CSX CORP                       	COM 	126408103      230	6400	 SH 	      SOLE 	   	   6400
DELL INC                       	COM 	24702R101      278	8200	 SH 	      SOLE 	   	   8200
DU PONT E I DE NEMOURS + CO    	COM 	263534109      312	6800	 SH 	      SOLE 	   	   6800
E PIPHANY INC                  	COM 	26881V100      221	30634	 SH 	      SOLE 	   	   30634
EMC CORP                       	COM 	268648102      196	15169	 SH 	      SOLE 	   	   15169
EMERSON ELEC CO                	COM 	291011104      494	7624	 SH 	      SOLE 	   	   7624
EXACT SCIENCES CORP            	COM 	30063P105      1021	100880	 SH 	      SOLE 	   	   100880
EXPONENT INC                   	COM 	30214U102      755	35263	 SH 	      SOLE 	   	   35263
EXXON MOBIL CORP               	COM 	30231G102      652	15907	 SH 	      SOLE 	   	   15907
FEDERAL NATL MTG ASSN          	COM 	313586109      450	6000	 SH 	      SOLE 	   	   6000
FPL GROUP INC                  	COM 	302571104      693	10600	 SH 	      SOLE 	   	   10600
GANNETT INC                    	COM 	364730101      660	7400	 SH 	      SOLE 	   	   7400
GAP INC                        	COM 	364760108      244	10525	 SH 	      SOLE 	   	   10525
GENERAL ELEC CO                	COM 	369604103      864	27899	 SH 	      SOLE 	   	   27899
GENERAL MLS INC                	COM 	370334104      235	5200	 SH 	      SOLE 	   	   5200
GILLETTE CO                    	COM 	375766102      479	13030	 SH 	      SOLE 	   	   13030
GLOBESPAN VIRATA INC           	COM 	37957V106      59	10000	 SH 	      SOLE 	   	   10000
GOLDEN WEST FINL CORP DEL      	COM 	381317106      413	4000	 SH 	      SOLE 	     	   4000
HOME DEPOT INC                 	COM 	437076102      470	13230	 SH 	      SOLE 	   	   13230
INTEL CORP                     	COM 	458140100      423	13155	 SH 	      SOLE 	   	   13155
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      783	8450	 SH 	      SOLE 	   	   8450
INTERNATIONAL PAPER CO         	COM 	460146103      323	7500	 SH 	      SOLE 	   	   7500
JOHNSON + JOHNSON              	COM 	478160104      615	11900	 SH 	      SOLE 	   	   11900
LUCENT TECHNOLOGIES INC        	COM 	549463107      431	151787	 SH 	      SOLE 	   	   151787
MARSH + MCLENNAN COS INC       	COM 	571748102      623	13000	 SH 	      SOLE 	   	   13000
MICROSOFT CORP                 	COM 	594918104      938	34077	 SH 	      SOLE 	   	   34077
NUTRACEUTICAL INTL CORP        	COM 	67060Y101      184	16683	 SH 	      SOLE 	   	   16683
OMNICOM GROUP                  	COM 	681919106      332	3800	 SH 	      SOLE 	   	   3800
PEPSICO INC                    	COM 	713448108      628	13475	 SH 	      SOLE 	   	   13475
PFIZER INC                     	COM 	717081103      328	9275	 SH 	      SOLE 	   	   9275
PROCTER + GAMBLE CO            	COM 	742718109      410	4100	 SH 	      SOLE 	   	   4100
SBC COMMUNICATIONS INC         	COM 	78387G103      362	13900	 SH 	      SOLE 	   	   13900
SCHLUMBERGER LTD               	COM 	806857108      252	4600	 SH 	      SOLE 	   	   4600
STATE STREET CORPORATION       	COM 	857477103      738	14170	 SH 	      SOLE 	   	   14170
TEXAS INSTRS INC               	COM 	882508104      316	10750	 SH 	      SOLE 	   	   10750
TEXTRON INC                    	COM 	883203101      456	8000	 SH 	      SOLE 	   	   8000
TIME WARNER INC NEW            	COM 	887317105      405	22500	 SH 	      SOLE 	   	   22500
UNITED TECHNOLOGIES CORP       	COM 	913017109      230	2425	 SH 	      SOLE 	   	   2425
WACHOVIA CORP 2ND NEW          	COM 	929903102      200	4300	 SH 	      SOLE 	   	   4300
WAL MART STORES INC            	COM 	931142103      415	7830	 SH 	      SOLE 	   	   7830
WYETH                          	COM 	983024100      635	14950	 SH 	      SOLE 	   	   14950
3M CO                          	COM 	88579Y101      425	5000	 SH 	      SOLE 	    	   5000

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